Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
VOYAGE REVENUES (Note 3):	$ 221,454	$ 216,699	$ 482,667	$ 366,403
Voyage expenses	38,892	62,738	84,789	110,941
Charter hire expense	5,731	8,711	12,522	17,326
Vessel operating expenses	46,669	46,630	94,943	89,804
Depreciation and amortization	35,264	34,168	70,403	67,518
General and administrative expenses	12,336	7,383	19,493	14,177
Gain on sale of vessels (Note 5)	0	(299)	(81,198)	(299)
Total expenses	138,892	159,331	200,952	299,467
Operating income	82,562	57,368	281,715	66,936
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 8)	(24,334)	(10,992)	(48,848)	(14,292)
Interest income	4,125	226	6,888	416
Other, net	(241)	349	(180)	182
Total other expenses, net	(20,450)	(10,417)	(42,140)	(13,694)
Net income	62,112	46,951	239,575	53,242
Less: Net income attributable to the non-controlling interest	(1,471)	(726)	(2,379)	(1,499)
Net income attributable to Tsakos Energy Navigation Limited	60,641	46,225	237,196	51,743
Effect of preferred dividends	(8,673)	(8,704)	(17,346)	(17,377)
Undistributed income to Series G participants	0	(370)	0	(353)
Deemed dividend on Series D Preferred Shares	(3,256)	0	(3,256)	0
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	$ 48,712	$ 37,151	$ 216,594	$ 34,013
Earnings per share, basic attributable to Tsakos Energy Navigation Limited common Stockholders	$ 1.65	$ 1.31	$ 7.34	$ 1.26
Earnings per share, diluted attributable to Tsakos Energy Navigation Limited common Stockholders	$ 1.65	$ 1.31	$ 7.34	$ 1.26
Weighted average number of shares, basic	29,505,603	28,398,404	29,505,603	26,992,886
Weighted average number of shares, diluted	29,505,603	28,704,595	29,505,603	27,299,077